Commitment and Contingencies - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating lease cost	$ 1,652
Variable lease cost	0
Short-term lease cost	0
Sublease income	(738)	$ (656)
Total lease cost	$ 914